Non-Cash Share-Based Compensation - Summary of Non-Cash Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Non-cash share-based compensation expense	$ 2,048	$ 2,835
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Non-cash share-based compensation expense	539	1,170
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Non-cash share-based compensation expense	$ 1,509	$ 1,665